Guarantees - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Financial guarantees for municipal bonds [Member]	Dec. 31, 2011 Financial guarantees for municipal bonds [Member]	Dec. 31, 2012 Letters of credit and performance bonds [Member]	Dec. 31, 2011 Letters of credit and performance bonds [Member]
Guarantor Obligations [Line Items]
Guarantee obligation			$ 13.3	$ 18.1	$ 274.7	$ 238.3
Term of guarantee	Three	Ten